Other Current and Non-current Assets	12 Months Ended
Dec. 31, 2021
Other Current and Non-current Assets
Other Current and Non-current Assets

7. Other Current and Non-current Assets

Other current and non-current assets consisted of the following (in thousands):

	2021	2020
Equity participation ZIM	$423,024	—
Straight-lining of revenue	18,997	$9,454
Claims receivable	8,919	—
Other assets	8,192	4,875
Total current assets	$459,132	$14,329

Available for sale securities:
ZIM notes, net	—	$43,559
HMM notes, net	—	19,328
Equity participation ZIM	—	75
Other assets	41,739	20,421
Total non-current assets	$41,739	$83,383

a. ZIM

The Company classified its equity participation in ZIM, received after the charter restructuring agreements with ZIM in 2014, at cost as the Company does not have the ability to exercise significant influence. In 2016, the Company tested for impairment of its equity participation in ZIM based on the existence of triggering events that indicate the interest in equity may have been impaired and recorded an impairment loss of $28.7 million, thus reducing its book value to nil. In March 2020, the Company increased its equity participation in ZIM to approximately 10.2% by acquisition of additional shares for $75 thousand.

On January 27, 2021, ZIM completed its initial public offering and listing on the New York Stock Exchange of its ordinary shares. Following this offering the Company owned 10,186,950 ordinary shares of ZIM. These shares were recorded at a book value of $75 thousands and presented under “Other non-current assets” in the Consolidated Balance Sheet as of December 31, 2020. In June 2021, the Company sold 2,000,000 of ordinary shares of ZIM resulting in net proceeds of $76.4 million. The remaining shareholding interest was subject to a lockup agreement with the underwriters of the June 2021 stock sale until September 2021. In October 2021, the Company sold additional 1,000,000 of ordinary shares of ZIM resulting in net proceeds of $44.3 million. The fair value of the remaining 7,186,950 ordinary shares of ZIM amounting to $423.02 million, representing 6.1% of ZIM’s outstanding ordinary shares, is presented under “Other current assets” in the Consolidated Balance Sheet as of December 31, 2021, based on the closing price of ZIM ordinary shares on the NYSE on that date. For the year ended December 31, 2021, the Company recognized $543.65 million of gain on these shares, of which $422.97 million is unrealized gain related to the ZIM ordinary shares still held on December 31, 2021. Additionally, the Company recognized dividends on these shares amounting to $34.34 million in the year ended December 31, 2021. Both the gain and dividends are reflected under “Gain on investments” in the Consolidated Statement of Income. Taxes withheld on dividend income amounting to $5.89 million in the year ended December 31, 2021 are reflected under “Income taxes” in the Consolidated Statement of Income.

The Company received $2.4 million of mandatory repayment of ZIM Series 1 Notes from excess cash of ZIM in March 2021 and $47.2 million of mandatory repayment of all remaining ZIM Series 1 and Series 2 Notes and accrued interest of $6.4 million in June 2021.

7. Other Current and Non current Assets (Continued)

The Company recognized $6.6 million, $4.3 million and $4.1 million in relation to total interest income and fair value unwinding of ZIM notes in the Consolidated Statements of Income under “Interest income” for years ended December 31, 2021, 2020 and 2019, respectively.

Furthermore, in July 2014, an amount of $39.1 million, which represents the additional compensation received from ZIM, was recorded as unearned revenue representing compensation to the Company for the future reductions in the daily charter rates payable by ZIM under its time charters, which expired in 2020 or 2021, for six of the Company’s vessels. This amount was recognized in the Consolidated Statements of Income under “Operating revenues” over the remaining life of the respective time charters. For each of the years ended December 31, 2021, 2020 and 2019, respectively, the Company recorded an amount of $1.1 million, $5.4 million and $6.0 million of unearned revenue amortization in “Operating revenues”. As of December 31, 2020, the corresponding outstanding balances of the current and non-current portion of unearned revenue in relation to ZIM amounted to $1.1 million and nil, respectively. As of December 31, 2021 the outstanding balance is nil. Refer to Note 13, “Financial Instruments—Fair value of Financial Instruments”.

b. HMM

In July 2016, after the charter restructuring agreements with HMM, the Company obtained interest bearing senior unsecured HMM notes consisting of $32.8 million Loan Notes 1 with original maturity in July 2024 and $6.2 million Loan Notes 2 maturing in December 2022 and 4.6 million HMM shares. The HMM notes were originally classified as held to maturity securities and recorded at amortized costs less other than temporary impairment since initial recognition. Based on the management’s intention, the HMM shares were held principally for the purpose of the resale in the near term and were classified as trading securities. The Company also tests periodically for impairment of its investments in debt securities based on the existence of triggering events that indicate debt instruments may have been impaired.

On September 1, 2016, the Company sold all HMM shares and the net proceeds were used to repay outstanding debt obligations. Furthermore, for the years ended December 31, 2021, 2020 and 2019, the Company recognized $5.0 million, $2.1 million and $1.9 million, respectively, in relation to total interest income and fair value unwinding of HMM notes under “Interest income” in the Consolidated Statement of Income. The Company received $19.9 million of mandatory repayment of HMM Loan Notes 1 and related accrued interest of $3.0 million in May 2021 and $6.1 million of mandatory repayment of HMM Loan Notes 2 and related accrued interest of $1.1 million in December 2021.

On July 18, 2016, the Company recognized unearned revenue of $75.6 million representing compensation to the Company for the future reductions in the daily charter rates payable by HMM under the time charter agreements. The amortization of unearned revenue is recognized in the Consolidated Statement of Income under “Operating revenues” over the remaining life of the respective charters. In each of the years ended December 31, 2021, 2020 and 2019, the Company recorded an amount of $8.2 million of unearned revenue amortization. As of December 31, 2021, the outstanding balances of the current and non-current portion of unearned revenue in relation to HMM amounted to $8.2 million and $10.7 million, respectively. As of December 31, 2020, the corresponding outstanding balances of the current and non-current portion of unearned revenue amounted to $8.2 million and $18.9 million, respectively. Refer also to Note 13, “Financial Instruments—Fair value of Financial Instruments”.

7. Other Current and Non current Assets (Continued)

c. Available for sale category

As described above, in 2021, ZIM and HMM redeemed all notes previously classified as available for sale. The following tables summarizes the unrealized positions for available-for-sale debt securities as of December 31, 2021 and December 31, 2020 (in thousands):

	Amortized cost		Unrealized
Description of securities	basis	Fair value	gain/(loss)
December 31, 2021	—	—	—

December 31, 2020
ZIM notes	$49,871	$43,559	$(6,312)
HMM notes	24,607	19,328	(5,279)
Total	$74,478	$62,887	$(11,591)

Unrealized
gain/(loss)
on available for
sale securities
Balance as of January 1, 2019	$(36,378)
Unrealized loss on available for sale securities	(1,846)
Balance as of December 31, 2019	(38,224)
Unrealized gain on available for sale securities	26,633
Balance as of December 31, 2020	$(11,591)
Gain on available for sale securities	20,803
Reclassification to interest income	(9,212)
Balance as of December 31, 2021	—

Other non-current assets mainly include non-current assets related to straight-lining of the Company’s revenue amounting to $39.9 million and $20.0 million as of December 31, 2021 and December 31, 2020, respectively.